Contingencies - Contingency Accruals (Details) (Proceedings in Europe, USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Proceedings in Europe
Loss Contingencies [Line Items]
Accrual related to contingencies and legal proceedings	$ 4